Financial assets	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Financial assets

20. Financial assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Receivables from financing activities	—	447
Fair value of derivatives financial instruments	2,795	—
Other non-current financial assets	1,044	887
Other non-current financial assets	3,839	1,334

Fair value of derivatives financial instruments	5,694	49
Other securities	27,908	27,168
Other current financial assets	33,602	27,217

Financial Assets	37,441	28,551

The decrease in receivables from financing activities assets is due to the reimbursement in 2022 of the financial loan amounting to EUR 447 thousand as at December 31, 2021 granted to a restricted number of key manager in connection with the stock grant plan.

Other securities include guaranteed investment funds managed by Société Générale SA, which are measured at fair value.

At December 31, 2022, other non-current financial assets and other current financial assets include interest swap derivatives. Other current financial assets also include foreign exchange derivatives. At December 31, 2021 interese swap derivatives were included in other current financial liabilities.

The following table sets further the analysis of derivative assets and liabilities at December 31, 2022 and December 31, 2021.

	At December 31,		At December 31,
	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	2,795	2,795	—	—

Current financial assets
Foreign exchange forward contracts - not hedging instruments	1,658	1,658	49	49
Foreign exchange forward contracts - hedging instruments	849	849	—	—
Interest Rate Swap - hedging instruments	3,187	3,187	—	—

Current financial liabilities
Foreign exchange forward contracts - not hedging instruments	—	—	—	—
Interest Rate Swap - hedging instruments	—	—	1,681	1,681

As at December 31, 2022 most of the derivatives on currency risk have not been designated as hedging instruments and reflect the change in the fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected sales.

Derivatives designated as hedging instruments reflect the change in fair value of

- the interest rate swap contract and part of the foreign exchange forward contracts, designated as cash flow hedges to hedge fluctuations in variable interest rate on loans;

- the foreign exchange forward contracts, designed as cash flow hedges to hedge highly probable forecast sales in US dollars.

The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the cash flows of the underlying transaction.